Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP WRPSP	12 Months Ended
	Dec. 31, 2025 USD ($) loan shares	Dec. 31, 2024 loan
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	$ 19,471,900
Total investments and participant loans	$ 2,556,015,138
Number of participant loans outstanding | loan	1,727	1,687
Participant loan, interest rate	3.25%	8.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Participant loan, term	25 years	25 years
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Participant loan, term	1 year
W. R. Berkley Corporation Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 298,705,590
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	390,070,293
Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,744,402,311
Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	42,062,308
Other Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	154,500
Fixed Income Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 61,148,236
Investment, Identifier [Axis]: Dodge & Cox Income Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,181,506
Investment, current value	$ 40,914,166
Investment, Identifier [Axis]: FIAM Target Date 2010 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	120,963
Investment, current value	$ 2,822,068
Investment, Identifier [Axis]: FIAM Target Date 2015 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	321,115
Investment, current value	$ 8,079,247
Investment, Identifier [Axis]: FIAM Target Date 2020 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,067,825
Investment, current value	$ 27,977,020
Investment, Identifier [Axis]: FIAM Target Date 2025 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,881,235
Investment, current value	$ 82,893,133
Investment, Identifier [Axis]: FIAM Target Date 2030 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,842,388
Investment, current value	$ 146,918,041
Investment, Identifier [Axis]: FIAM Target Date 2035 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,772,012
Investment, current value	$ 129,908,093
Investment, Identifier [Axis]: FIAM Target Date 2040 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,964,209
Investment, current value	$ 109,557,180
Investment, Identifier [Axis]: FIAM Target Date 2045 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,883,353
Investment, current value	$ 109,682,763
Investment, Identifier [Axis]: FIAM Target Date 2050 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,424,689
Investment, current value	$ 90,901,587
Investment, Identifier [Axis]: FIAM Target Date 2055 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,290,432
Investment, current value	$ 51,901,157
Investment, Identifier [Axis]: FIAM Target Date 2060 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,148,077
Investment, current value	$ 30,952,148
Investment, Identifier [Axis]: FIAM Target Date 2065 Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	546,039
Investment, current value	$ 11,193,799
Investment, Identifier [Axis]: FIAM Target Date Income Commingled Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	120,797
Investment, current value	$ 2,246,823
Investment, Identifier [Axis]: Fidelity® Contrafund® Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,498,345
Investment, current value	$ 306,367,794
Investment, Identifier [Axis]: Fidelity® Growth Company Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,594,613
Investment, current value	$ 318,806,269
Investment, Identifier [Axis]: Fidelity® Government Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,740,221
Investment, current value	$ 16,114,446
Investment, Identifier [Axis]: Fidelity® Puritan® Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,588,632
Investment, current value	$ 61,939,783
Investment, Identifier [Axis]: Fidelity® Small Cap Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,857,952
Investment, current value	$ 35,895,638
Investment, Identifier [Axis]: JPMorgan Mid Cap Value Fund Class L
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	711,128
Investment, current value	$ 22,692,110
Investment, Identifier [Axis]: MFS International Diversification Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,901,623
Investment, current value	$ 52,827,075
Investment, Identifier [Axis]: Managed Income Portfolio II Class 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	61,148,236
Investment, current value	$ 61,148,236
Investment, Identifier [Axis]: Neuberger Berman Mid Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,359,313
Investment, current value	$ 19,941,119
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,605,700
Investment, current value	$ 29,813,037
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap® Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,504,492
Investment, current value	$ 31,227,241
Investment, Identifier [Axis]: State Street S&P 500® Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,689,144
Investment, current value	$ 234,534,277
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund Class XIV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,613,573
Investment, current value	$ 18,620,634
Investment, Identifier [Axis]: T. Rowe Price Small-Cap Value Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	686,913
Investment, current value	$ 35,060,036
Investment, Identifier [Axis]: Vanguard Equity-Income Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	959,533
Investment, current value	$ 89,150,186
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,062,308
Investment, current value	$ 42,062,308
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,659,801
Investment, current value	$ 15,535,734
Investment, Identifier [Axis]: W. R. Berkley Corporation Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,259,920
Investment, current value	$ 298,705,590